Other income (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other income			£ 21,272
Research And Development Cost [Member]
IfrsStatementLineItems [Line Items]
Other income			£ 6,772